UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

February 28

Date of Fiscal Year End

August 31, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Focused Growth Opportunities Fund

Semiannual Report

August 31, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report August 31, 2019

Eaton Vance

Focused Growth Opportunities Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	18

Officers and Trustees	21

Important Notices	22

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2019

Performance1,2

Portfolio Managers Lewis R. Piantedosi and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	03/07/2011	03/07/2011	2.56%	0.81%	10.75%	11.88%
Class A with 5.75% Maximum Sales Charge	—	—	–3.33	–4.97	9.44	11.11
Class C at NAV	03/07/2011	03/07/2011	2.18	0.09	9.92	11.03
Class C with 1% Maximum Sales Charge	—	—	1.18	–0.83	9.92	11.03
Class I at NAV	03/07/2011	03/07/2011	2.70	1.06	11.01	12.16
Russell 1000® Growth Index	—	—	9.21%	4.27%	13.05%	14.04%

% Total Annual Operating Expense Ratios[3]			Class A		Class C	Class I
			1.05%		1.80%	0.80%

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Amazon.com, Inc.	8.1%

Alphabet, Inc., Class C	7.7

Visa, Inc., Class A	7.2

Facebook, Inc., Class A	4.3

Microsoft Corp.	4.1

QUALCOMM, Inc.	4.0

Lowe’s Cos., Inc.	3.7

salesforce.com, Inc.	3.6

Aptiv PLC	3.4

Intuit, Inc.	3.4

Total	49.5%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2019

Endnotes and Additional Disclosures

[1]

Russell 1000® Growth Index is an unmanaged index of U.S. large-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 – August 31, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (3/1/19)	Ending Account Value (8/31/19)	Expenses Paid During Period* (3/1/19 – 8/31/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,025.60	$5.24	1.03%
Class C	$1,000.00	$1,021.80	$9.05	1.78%
Class I	$1,000.00	$1,027.00	$3.97	0.78%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.00	$5.23	1.03%
Class C	$1,000.00	$1,016.20	$9.02	1.78%
Class I	$1,000.00	$1,021.20	$3.96	0.78%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2019.

4

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2019

Portfolio of Investments (Unaudited)

Common Stocks — 99.9%
Security	Shares	Value

Aerospace & Defense — 2.5%

Boeing Co. (The)	18,478	$6,727,655

		$6,727,655

Auto Components — 3.4%

Aptiv PLC	112,744	$9,376,918

		$9,376,918

Banks — 2.6%

Bank of America Corp.	258,899	$7,122,312

		$7,122,312

Biotechnology — 5.1%

Argenx SE ADR(1)	38,090	$5,006,931

Bluebird Bio, Inc.(1)(2)	30,608	3,162,112

Vertex Pharmaceuticals, Inc.(1)	32,356	5,824,727

		$13,993,770

Building Products — 2.8%

Fortune Brands Home & Security, Inc.	146,466	$7,478,554

		$7,478,554

Capital Markets — 1.5%

Charles Schwab Corp. (The)	108,843	$4,165,422

		$4,165,422

Commercial Services & Supplies — 1.5%

Waste Connections, Inc.	44,065	$4,049,574

		$4,049,574

Communications Equipment — 2.1%

Arista Networks, Inc.(1)	25,707	$5,825,720

		$5,825,720

Electrical Equipment — 2.0%

AMETEK, Inc.	62,112	$5,337,284

		$5,337,284

Electronic Equipment, Instruments & Components — 2.5%

Zebra Technologies Corp., Class A(1)	33,362	$6,840,211

		$6,840,211

Security	Shares	Value

Energy Equipment & Services — 1.2%

Schlumberger, Ltd.	102,622	$3,328,031

		$3,328,031

Entertainment — 4.3%

Spotify Technology SA(1)	46,840	$6,321,058

Walt Disney Co. (The)	40,208	5,518,950

		$11,840,008

Health Care Equipment & Supplies — 4.4%

Boston Scientific Corp.(1)	118,824	$5,077,350

Intuitive Surgical, Inc.(1)	13,675	6,992,574

		$12,069,924

Health Care Providers & Services — 1.0%

UnitedHealth Group, Inc.	11,531	$2,698,254

		$2,698,254

Hotels, Restaurants & Leisure — 1.3%

Wynn Resorts, Ltd.	32,001	$3,524,910

		$3,524,910

Interactive Media & Services — 12.0%

Alphabet, Inc., Class C(1)	17,751	$21,089,963

Facebook, Inc., Class A(1)	63,167	11,728,217

		$32,818,180

Internet & Direct Marketing Retail — 8.1%

Amazon.com, Inc.(1)	12,510	$22,221,388

		$22,221,388

IT Services — 11.2%

GoDaddy, Inc., Class A(1)	94,864	$6,008,686

PayPal Holdings, Inc.(1)	45,200	4,929,060

Visa, Inc., Class A	109,131	19,733,067

		$30,670,813

Pharmaceuticals — 3.6%

AstraZeneca PLC ADR(2)	66,993	$3,016,695

Merck & Co., Inc.	79,587	6,881,888

		$9,898,583

5	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Road & Rail — 1.3%

CSX Corp.	51,390	$3,444,158

		$3,444,158

Semiconductors & Semiconductor Equipment — 6.0%

Micron Technology, Inc.(1)	120,252	$5,443,808

QUALCOMM, Inc.	140,016	10,889,044

		$16,332,852

Software — 15.8%

Adobe, Inc.(1)	28,271	$8,043,382

Intuit, Inc.	32,489	9,368,528

Microsoft Corp.	81,889	11,289,218

SailPoint Technologies Holding, Inc.(1)(2)	206,665	4,656,162

salesforce.com, Inc.(1)	62,496	9,753,751

		$43,111,041

Specialty Retail — 3.7%

Lowe’s Cos., Inc.	90,824	$10,190,453

		$10,190,453

Total Common Stocks (identified cost $212,097,460)		$273,066,015

Short-Term Investments — 0.1%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.20%(3)	443,764	$443,720

Total Short-Term Investments (identified cost $443,720)		$443,720

Total Investments — 100.0% (identified cost $212,541,180)		$273,509,735

Other Assets, Less Liabilities — (0.0)%(4)		$(98,160)

Net Assets — 100.0%		$273,411,575

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at August 31, 2019. The aggregate market value of securities on loan at August 31, 2019 was $6,496,146.
(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2019.

(4)	Amount is less than (0.05)%.

Abbreviations:

ADR	–	American Depositary Receipt

6	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	August 31, 2019

Unaffiliated investments, at value including $6,496,146 of securities on loan (identified cost, $212,097,460)	$273,066,015

Affiliated investment, at value (identified cost, $443,720)	443,720

Dividends receivable	177,653

Dividends receivable from affiliated investment	1,674

Receivable for Fund shares sold	38,293

Securities lending income receivable	1,046

Total assets	$273,728,401

Liabilities

Payable for Fund shares redeemed	$32,639

Payable to affiliates:

Investment adviser and administration fee	151,129

Distribution and service fees	22,657

Accrued expenses	110,401

Total liabilities	$316,826

Net Assets	$273,411,575

Sources of Net Assets

Paid-in capital	$201,587,164

Distributable earnings	71,824,411

Total	$273,411,575

Class A Shares

Net Assets	$37,657,990

Shares Outstanding	1,720,855

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$21.88

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$23.21

Class C Shares

Net Assets	$17,108,172

Shares Outstanding	836,113

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$20.46

Class I Shares

Net Assets	$218,645,413

Shares Outstanding	9,824,787

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$22.25

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended August 31, 2019

Dividends (net of foreign taxes, $3,356)	$1,077,380

Dividends from affiliated investment	26,159

Securities lending income, net	5,249

Total investment income	$1,108,788

Expenses

Investment adviser and administration fee	$875,558

Distribution and service fees

Class A	51,315

Class C	91,124

Trustees’ fees and expenses	6,766

Custodian fee	34,661

Transfer and dividend disbursing agent fees	63,494

Legal and accounting services	20,990

Printing and postage	12,381

Registration fees	29,385

Miscellaneous	12,784

Total expenses	$1,198,458

Net investment loss	$(89,670)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$11,004,515

Investment transactions — affiliated investment	(882)

Foreign currency transactions	(97)

Net realized gain	$11,003,536

Change in unrealized appreciation (depreciation) —

Investments	$(5,425,744)

Investments — affiliated investment	(6)

Net change in unrealized appreciation (depreciation)	$(5,425,750)

Net realized and unrealized gain	$5,577,786

Net increase in net assets from operations	$5,488,116

8	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019

From operations —

Net investment loss	$(89,670)	$(84,937)

Net realized gain	11,003,536	18,847,637

Net change in unrealized appreciation (depreciation)	(5,425,750)	2,663,911

Net increase in net assets from operations	$5,488,116	$21,426,611

Distributions to shareholders —

Class A	$(340,528)	$(3,481,942)

Class C	(152,860)	(1,863,162)

Class I	(1,764,310)	(15,620,484)

Total distributions to shareholders	$(2,257,698)	$(20,965,588)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$4,841,031	$15,523,440

Class C	828,225	5,688,997

Class I	55,135,887	69,592,822

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	333,107	3,403,599

Class C	144,119	1,770,381

Class I	1,758,521	15,520,796

Cost of shares redeemed

Class A	(11,026,840)	(9,701,425)

Class C	(2,582,703)	(5,020,442)

Class I	(47,767,148)	(48,412,214)

Net asset value of shares converted

Class A	84,728	1,058,764

Class C	(84,728)	(1,058,764)

Net increase in net assets from Fund share transactions	$1,664,199	$48,365,954

Net increase in net assets	$4,894,617	$48,826,977

Net Assets

At beginning of period	$268,516,958	$219,689,981

At end of period	$273,411,575	$268,516,958

9	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2019

Financial Highlights

	Class A

	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28,					Year Ended February 29, 2016		Year Ended February 28, 2015
			2019	2018		2017

Net asset value — Beginning of period	$21.510		$21.640	$17.600		$14.240		$15.950		$14.100

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.023)		$(0.035)	$(0.041)		$0.027		$(0.026)		$(0.037)

Net realized and unrealized gain (loss)	0.575		1.829	4.088		3.333		(1.485)		2.420

Total income (loss) from operations	$0.552		$1.794	$4.047		$3.360		$(1.511)		$2.383

Less Distributions

From net investment income	$—		$—	$(0.007)		$—		$—		$—

From net realized gain	(0.182)		(1.924)	—		—		(0.199)		(0.533)

Total distributions	$(0.182)		$(1.924)	$(0.007)		$—		$(0.199)		$(0.533)

Net asset value — End of period	$21.880		$21.510	$21.640		$17.600		$14.240		$15.950

Total Return(2)	2.56	%(3)	8.83%	23.00	%(4)	23.60	%(4)	(9.61	)%(4)	17.21	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$37,658		$42,653	$32,847		$38,469		$32,921		$7,052

Ratios (as a percentage of average daily net assets):

Expenses	1.03	%(5)	1.05%	1.05	%(4)	1.05	%(4)	1.05	%(4)	1.09	%(4)

Net investment income (loss)	(0.21	)%(5)	(0.16)%	(0.21)%		0.17%		(0.17)%		(0.25)%

Portfolio Turnover	45	%(3)	79%	80%		71%		87%		69%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.03%, 0.14%, 0.15% and 0.30% of average daily net assets for the years ended February 28, 2018, 2017, the year ended February 29, 2016, and the year ended February 28, 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2019

Financial Highlights — continued

	Class C

	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28,					Year Ended February 29, 2016		Year Ended February 28, 2015
			2019	2018		2017

Net asset value — Beginning of period	$20.200		$20.580	$16.860		$13.750		$15.520		$13.840

Income (Loss) From Operations

Net investment loss(1)	$(0.100)		$(0.187)	$(0.173)		$(0.090)		$(0.134)		$(0.143)

Net realized and unrealized gain (loss)	0.542		1.731	3.893		3.200		(1.437)		2.356

Total income (loss) from operations	$0.442		$1.544	$3.720		$3.110		$(1.571)		$2.213

Less Distributions

From net realized gain	$(0.182)		$(1.924)	$—		$—		$(0.199)		$(0.533)

Total distributions	$(0.182)		$(1.924)	$—		$—		$(0.199)		$(0.533)

Net asset value — End of period	$20.460		$20.200	$20.580		$16.860		$13.750		$15.520

Total Return(2)	2.18	%(3)	8.04%	22.06	%(4)	22.62	%(4)	(10.27	)%(4)	16.30	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$17,108		$18,552	$17,813		$14,909		$11,207		$2,073

Ratios (as a percentage of average daily net assets):

Expenses	1.78	%(5)	1.80%	1.80	%(4)	1.80	%(4)	1.80	%(4)	1.82	%(4)

Net investment loss	(0.96	)%(5)	(0.91)%	(0.94)%		(0.58)%		(0.91)%		(0.98)%

Portfolio Turnover	45	% (3)	79%	80%		71%		87%		69%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.03%, 0.14%, 0.15% and 0.30% of average daily net assets for the years ended February 28, 2018, 2017, the year ended February 29, 2016, and the year ended February 28, 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2019

Financial Highlights — continued

	Class I

	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28,					Year Ended February 29, 2016		Year Ended February 28, 2015
			2019	2018		2017

Net asset value — Beginning of period	$21.840		$21.890	$17.810		$14.370		$16.060		$14.160

Income (Loss) From Operations

Net investment income(1)	$0.004		$0.019	$0.010		$0.067		$0.011		$0.002

Net realized and unrealized gain (loss)	0.588		1.855	4.129		3.373		(1.502)		2.431

Total income (loss) from operations	$0.592		$1.874	$4.139		$3.440		$(1.491)		$2.433

Less Distributions

From net investment income	$—		$—	$(0.059)		$—		$—		$—

From net realized gain	(0.182)		(1.924)	—		—		(0.199)		(0.533)

Total distributions	$(0.182)		$(1.924)	$(0.059)		$—		$(0.199)		$(0.533)

Net asset value — End of period	$22.250		$21.840	$21.890		$17.810		$14.370		$16.060

Total Return(2)	2.70	%(3)	9.09%	23.28	%(4)	23.94	%(4)	(9.42	)%(4)	17.50	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$218,645		$207,312	$169,029		$144,793		$131,297		$57,551

Ratios (as a percentage of average daily net assets):

Expenses	0.78	%(5)	0.80%	0.80	%(4)	0.80	%(4)	0.80	%(4)	0.84	%(4)

Net investment income	0.04	%(5)	0.09%	0.05%		0.41%		0.07%		0.01%

Portfolio Turnover	45	%(3)	79%	80%		71%		87%		69%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.03%, 0.14%, 0.15% and 0.30% of average daily net assets for the years ended February 28, 2018, 2017, the year ended February 29, 2016, and the year ended February 28, 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Focused Growth Opportunities Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of August 31, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

13

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2019

Notes to Financial Statements (Unaudited) — continued

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to August 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$212,598,216

Gross unrealized appreciation	$65,217,621

Gross unrealized depreciation	(4,306,102)

Net unrealized appreciation	$60,911,519

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. Pursuant to the investment advisory and administration agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the six months ended August 31, 2019, the investment adviser and administration fee amounted to $875,558 or 0.65% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Prior to July 1, 2019, EVM had agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceeded 1.05%, 1.80% and 0.80% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. Pursuant to this agreement, no operating expenses were allocated to EVM for the six months ended August 31, 2019.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended August 31, 2019, EVM earned $6,595 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $7,518 as its portion of the sales charge on sales of Class A shares for the six months ended August 31, 2019. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended August 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

14

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2019

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended August 31, 2019 amounted to $51,315 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended August 31, 2019, the Fund paid or accrued to EVD $68,343 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended August 31, 2019 amounted to $22,781 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended August 31, 2019, the Fund was informed that EVD received approximately $500 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $124,539,580 and $120,962,640, respectively, for the six months ended August 31, 2019.

Included in purchases are the cost of securities purchased by the Fund from investment companies advised by EVM or its affiliates of $19,229,080. Such transactions were executed in accordance with affiliated transaction procedures approved by the Fund’s Trustees.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019

Sales	220,454	702,740

Issued to shareholders electing to receive payments of distributions in Fund shares	15,121	165,094

Redemptions	(501,577)	(454,962)

Converted from Class C shares	3,794	51,962

Net increase (decrease)	(262,208)	464,834

15

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2019

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019

Sales	39,895	272,830

Issued to shareholders electing to receive payments of distributions in Fund shares	6,993	91,132

Redemptions	(125,221)	(255,581)

Converted to Class A shares	(4,048)	(55,450)

Net increase (decrease)	(82,381)	52,931

Class I	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019

Sales	2,390,165	3,259,437

Issued to shareholders electing to receive payments of distributions in Fund shares	78,505	742,245

Redemptions	(2,135,009)	(2,232,570)

Net increase	333,661	1,769,112

At August 31, 2019, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM and an Eaton Vance collective investment trust owned in the aggregate 26.4% of the value of the outstanding shares of the Fund.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended August 31, 2019.

9  Securities Lending Agreement

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.

At August 31, 2019, the value of the securities loaned (all common stock) and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $6,496,146 and $6,679,694, respectively. Collateral received was comprised of U.S. Government and/or agencies securities. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

16

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2019

Notes to Financial Statements (Unaudited) — continued

10  Investments in Affiliated Funds

At August 31, 2019, the value of the Fund’s investment in affiliated funds was $443,720, which represents 0.1% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended August 31, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC, 2.20%	$5,068,929	$70,092,054	$(74,716,375)	$(882)	$(6)	$443,720	$26,159	443,764

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$273,066,015	*	$—	$—	$273,066,015

Short-Term Investments	—		443,720	—	443,720

Total Investments	$273,066,015		$443,720	$—	$273,509,735

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

17

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

18

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Focused Growth Opportunities Fund (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering

19

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2019

Board of Trustees’ Contract Approval — continued

exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three- and five-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

20

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2019

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

21

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

22

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7779    8.31.19

Eaton Vance

Focused Value Opportunities Fund

Semiannual Report

August 31, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report August 31, 2019

Eaton Vance

Focused Value Opportunities Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	18

Officers and Trustees	21

Important Notices	22

Eaton Vance

Focused Value Opportunities Fund

August 31, 2019

Performance1,2

Portfolio Managers Edward J. Perkin, CFA and Aaron S. Dunn, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	03/07/2011	03/07/2011	6.15%	1.99%	7.43%	10.13%
Class A with 5.75% Maximum Sales Charge	—	—	0.07	–3.87	6.17	9.36
Class C at NAV	03/07/2011	03/07/2011	5.79	1.24	6.65	9.30
Class C with 1% Maximum Sales Charge	—	—	4.79	0.29	6.65	9.30
Class I at NAV	03/07/2011	03/07/2011	6.29	2.23	7.70	10.40
Russell 1000® Value Index	—	—	2.27%	0.62%	6.59%	10.13%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.25%	2.00%	1.00%
Net				1.05	1.80	0.80

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Bank of America Corp.	4.2%

Verizon Communications, Inc.	4.0

Walt Disney Co. (The)	3.7

NextEra Energy, Inc.	3.3

Procter & Gamble Co. (The)	3.3

PNC Financial Services Group, Inc. (The)	2.9

Mondelez International, Inc., Class A	2.9

ConocoPhillips	2.9

Bristol-Myers Squibb Co.	2.8

Phillips 66	2.8

Total	32.8%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Focused Value Opportunities Fund

August 31, 2019

Endnotes and Additional Disclosures

[1]

Russell 1000® Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 6/30/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Focused Value Opportunities Fund

August 31, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 – August 31, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (3/1/19)	Ending Account Value (8/31/19)	Expenses Paid During Period* (3/1/19 – 8/31/19)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,061.50	$5.44	**	1.05%
Class C	$1,000.00	$1,057.90	$9.31	**	1.80%
Class I	$1,000.00	$1,062.90	$4.15	**	0.80%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$5.33	**	1.05%
Class C	$1,000.00	$1,016.10	$9.12	**	1.80%
Class I	$1,000.00	$1,021.10	$4.06	**	0.80%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2019.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Focused Value Opportunities Fund

August 31, 2019

Portfolio of Investments (Unaudited)

Common Stocks — 99.2%
Security	Shares	Value

Aerospace & Defense — 4.1%

Huntington Ingalls Industries, Inc.	14,413	$3,012,317

Textron, Inc.	54,099	2,434,455

		$5,446,772

Banks — 9.2%

Bank of America Corp.	204,778	$5,633,443

KeyCorp	166,999	2,772,183

PNC Financial Services Group, Inc. (The)	29,936	3,859,649

		$12,265,275

Beverages — 2.6%

Constellation Brands, Inc., Class A	16,879	$3,449,224

		$3,449,224

Biotechnology — 2.5%

Gilead Sciences, Inc.	53,610	$3,406,379

		$3,406,379

Building Products — 1.9%

A.O. Smith Corp.	53,192	$2,474,492

		$2,474,492

Capital Markets — 5.1%

Goldman Sachs Group, Inc. (The)	16,462	$3,356,766

Raymond James Financial, Inc.	44,123	3,464,097

		$6,820,863

Chemicals — 2.2%

DuPont de Nemours, Inc.	42,389	$2,879,485

		$2,879,485

Consumer Finance — 2.1%

American Express Co.	23,779	$2,862,278

		$2,862,278

Containers & Packaging — 2.2%

Packaging Corp. of America	28,595	$2,876,085

		$2,876,085

Security	Shares	Value

Diversified Telecommunication Services — 4.0%

Verizon Communications, Inc.	92,065	$5,354,500

		$5,354,500

Electric Utilities — 5.0%

Edison International	30,510	$2,204,958

NextEra Energy, Inc.	20,170	4,418,843

		$6,623,801

Entertainment — 3.7%

Walt Disney Co. (The)	35,775	$4,910,477

		$4,910,477

Equity Real Estate Investment Trusts (REITs) — 4.5%

CubeSmart	87,474	$3,139,442

Mid-America Apartment Communities, Inc.	22,904	2,901,479

		$6,040,921

Food Products — 2.9%

Mondelez International, Inc., Class A	69,746	$3,851,374

		$3,851,374

Health Care Equipment & Supplies — 5.0%

Abbott Laboratories	42,251	$3,604,855

Baxter International, Inc.	35,563	3,127,766

		$6,732,621

Hotels, Restaurants & Leisure — 2.0%

Marriott International, Inc., Class A	21,444	$2,703,231

		$2,703,231

Household Products — 3.3%

Procter & Gamble Co. (The)	36,436	$4,380,700

		$4,380,700

Insurance — 5.0%

Allstate Corp. (The)	30,043	$3,076,103

American International Group, Inc.	67,959	3,536,586

		$6,612,689

IT Services — 4.7%

Cognizant Technology Solutions Corp., Class A	50,319	$3,089,083

Fidelity National Information Services, Inc.	23,500	3,201,170

		$6,290,253

5	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

August 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Machinery — 2.0%

Gardner Denver Holdings, Inc.(1)	95,117	$2,727,956

		$2,727,956

Media — 2.2%

Fox Corp., Class A	87,686	$2,908,545

		$2,908,545

Metals & Mining — 2.0%

Steel Dynamics, Inc.	98,133	$2,649,591

		$2,649,591

Oil, Gas & Consumable Fuels — 7.8%

ConocoPhillips	73,248	$3,822,080

EOG Resources, Inc.	39,579	2,936,366

Phillips 66	37,368	3,685,606

		$10,444,052

Pharmaceuticals — 7.2%

Bristol-Myers Squibb Co.	76,858	$3,694,564

GlaxoSmithKline PLC ADR	65,317	2,715,881

Sanofi	38,111	3,274,026

		$9,684,471

Semiconductors & Semiconductor Equipment — 1.4%

NXP Semiconductors NV	18,138	$1,852,615

		$1,852,615

Specialty Retail — 4.6%

Best Buy Co., Inc.	44,109	$2,807,538

TJX Cos., Inc. (The)	61,676	3,390,330

		$6,197,868

Total Common Stocks (identified cost $126,548,104)		$132,446,518

Short-Term Investments — 0.7%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.20%(2)	943,460	$943,365

Total Short-Term Investments (identified cost $943,386)		$943,365

Total Investments — 99.9% (identified cost $127,491,490)		$133,389,883

Other Assets, Less Liabilities — 0.1%		$174,824

Net Assets — 100.0%		$133,564,707

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2019.

Abbreviations:

ADR	–	American Depositary Receipt

6	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

August 31, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	August 31, 2019

Unaffiliated investments, at value (identified cost, $126,548,104)	$132,446,518

Affiliated investment, at value (identified cost, $943,386)	943,365

Dividends receivable	221,903

Dividends receivable from affiliated investment	1,427

Receivable for investments sold	3,490,469

Receivable for Fund shares sold	456,679

Receivable from affiliate	12,155

Total assets	$137,572,516

Liabilities

Payable for investments purchased	$3,838,635

Payable for Fund shares redeemed	16,157

Payable to affiliates:

Investment adviser and administration fee	83,370

Distribution and service fees	3,268

Accrued expenses	66,379

Total liabilities	$4,007,809

Net Assets	$133,564,707

Sources of Net Assets

Paid-in capital	$123,467,933

Distributable earnings	10,096,774

Total	$133,564,707

Class A Shares

Net Assets	$9,577,122

Shares Outstanding	599,896

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$15.96

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$16.93

Class C Shares

Net Assets	$1,640,359

Shares Outstanding	105,003

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$15.62

Class I Shares

Net Assets	$122,347,226

Shares Outstanding	7,634,088

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$16.03

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

August 31, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended August 31, 2019

Dividends (net of foreign taxes, $1,472)	$1,254,473

Dividends from affiliated investment	5,585

Total investment income	$1,260,058

Expenses

Investment adviser and administration fee	$407,187

Distribution and service fees

Class A	10,727

Class C	9,225

Trustees’ fees and expenses	2,835

Custodian fee	16,560

Transfer and dividend disbursing agent fees	12,658

Legal and accounting services	20,780

Printing and postage	5,668

Registration fees	34,392

Miscellaneous	9,586

Total expenses	$529,618

Deduct —

Allocation of expenses to affiliate	$72,933

Total expense reductions	$72,933

Net expenses	$456,685

Net investment income	$803,373

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$3,989,635

Investment transactions — affiliated investment	(9)

Foreign currency transactions	1,410

Net realized gain	$3,991,036

Change in unrealized appreciation (depreciation) —

Investments	$626,494

Investments — affiliated investment	(25)

Foreign currency	143

Net change in unrealized appreciation (depreciation)	$626,612

Net realized and unrealized gain	$4,617,648

Net increase in net assets from operations	$5,421,021

8	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

August 31, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019

From operations —

Net investment income	$803,373	$1,179,836

Net realized gain	3,991,036	5,795,739

Net change in unrealized appreciation (depreciation)	626,612	(2,192,662)

Net increase in net assets from operations	$5,421,021	$4,782,913

Distributions to shareholders —

Class A	$(55,231)	$(1,087,599)

Class C	(10,646)	(186,574)

Class I	(801,454)	(10,430,595)

Total distributions to shareholders	$(867,331)	$(11,704,768)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$2,283,061	$6,470,001

Class C	106,856	1,068,010

Class I	42,571,732	40,466,936

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	55,231	1,087,599

Class C	10,646	186,574

Class I	801,454	10,430,595

Cost of shares redeemed

Class A	(1,897,279)	(1,882,742)

Class C	(366,466)	(449,320)

Class I	(16,864,915)	(18,677,124)

Net asset value of shares converted

Class A	13,975	49,382

Class C	(13,975)	(49,382)

Net increase in net assets from Fund share transactions	$26,700,320	$38,700,529

Net increase in net assets	$31,254,010	$31,778,674

Net Assets

At beginning of period	$102,310,697	$70,532,023

At end of period	$133,564,707	$102,310,697

9	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

August 31, 2019

Financial Highlights

	Class A

	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28,				Year Ended February 29, 2016	Year Ended February 28, 2015
			2019	2018	2017

Net asset value — Beginning of period	$15.140		$16.620	$14.980	$12.670		$14.450	$13.820

Income (Loss) From Operations

Net investment income(1)	$0.100		$0.197	$0.185	$0.277	(2)	$0.209	$0.149

Net realized and unrealized gain (loss)	0.823		0.688	2.005	2.207		(1.446)	1.407

Total income (loss) from operations	$0.923		$0.885	$2.190	$2.484		$(1.237)	$1.556

Less Distributions

From net investment income	$—		$(0.180)	$(0.156)	$(0.174)		$(0.187)	$(0.068)

From net realized gain	(0.103)		(2.185)	(0.394)	—		(0.356)	(0.858)

Total distributions	$(0.103)		$(2.365)	$(0.550)	$(0.174)		$(0.543)	$(0.926)

Net asset value — End of period	$15.960		$15.140	$16.620	$14.980		$12.670	$14.450

Total Return(3)(4)	6.15	%(5)	5.35%	14.71%	19.67%		(8.89)%	11.53%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9,577		$8,680	$3,751	$4,436		$4,477	$1,711

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.05	%(6)	1.05%	1.05%	1.05%		1.05%	1.13%

Net investment income	1.26	%(6)	1.24%	1.18%	1.99	%(2)	1.54%	1.04%

Portfolio Turnover	66	%(5)	98%	99%	87%		90%	119%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.071 per share for the year ended February 28, 2017. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.48% for the year ended February 28, 2017.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.13%, 0.20%, 0.21%, 0.21%, 0.25% and 0.31% of average daily net assets for the six months ended August 31, 2019, the years ended February 28, 2019, 2018, 2017, the year ended February 29, 2016, and the year ended February 28, 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

August 31, 2019

Financial Highlights — continued

	Class C

	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28,				Year Ended February 29, 2016	Year Ended February 28, 2015
			2019	2018	2017

Net asset value — Beginning of period	$14.870		$16.370	$14.790	$12.560		$14.310	$13.720

Income (Loss) From Operations

Net investment income(1)	$0.041		$0.077	$0.069	$0.166	(2)	$0.097	$0.044

Net realized and unrealized gain (loss)	0.812		0.673	1.962	2.186		(1.414)	1.403

Total income (loss) from operations	$0.853		$0.750	$2.031	$2.352		$(1.317)	$1.447

Less Distributions

From net investment income	$—		$(0.065)	$(0.057)	$(0.122)		$(0.085)	$(0.029)

From net realized gain	(0.103)		(2.185)	(0.394)	—		(0.348)	(0.828)

Total distributions	$(0.103)		$(2.250)	$(0.451)	$(0.122)		$(0.433)	$(0.857)

Net asset value — End of period	$15.620		$14.870	$16.370	$14.790		$12.560	$14.310

Total Return(3)(4)	5.79	%(5)	4.55%	13.86%	18.69%		(9.49)%	10.78%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,640		$1,799	$1,166	$1,182		$646	$539

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.80	%(6)	1.80%	1.80%	1.80%		1.80%	1.86%

Net investment income	0.52	%(6)	0.49%	0.44%	1.20	%(2)	0.73%	0.31%

Portfolio Turnover	66	%(5)	98%	99%	87%		90%	119%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.065 per share for the year ended February 28, 2017. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 0.73% for the year ended February 28, 2017.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.13%, 0.20%, 0.21%, 0.21%, 0.25% and 0.31% of average daily net assets for the six months ended August 31, 2019, the years ended February 28, 2019, 2018, 2017, the year ended February 29, 2016, and the year ended February 28, 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

August 31, 2019

Financial Highlights — continued

	Class I

	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28,				Year Ended February 29, 2016	Year Ended February 28, 2015
			2019	2018	2017

Net asset value — Beginning of period	$15.180		$16.650	$15.010	$12.700		$14.460	$13.830

Income (Loss) From Operations

Net investment income(1)	$0.121		$0.238	$0.226	$0.313	(2)	$0.247	$0.194

Net realized and unrealized gain (loss)	0.836		0.685	2.009	2.208		(1.443)	1.406

Total income (loss) from operations	$0.957		$0.923	$2.235	$2.521		$(1.196)	$1.600

Less Distributions

From net investment income	$(0.004)		$(0.208)	$(0.201)	$(0.211)		$(0.208)	$(0.112)

From net realized gain	(0.103)		(2.185)	(0.394)	—		(0.356)	(0.858)

Total distributions	$(0.107)		$(2.393)	$(0.595)	$(0.211)		$(0.564)	$(0.970)

Net asset value — End of period	$16.030		$15.180	$16.650	$15.010		$12.700	$14.460

Total Return(3)(4)	6.29	%(5)	5.59%	14.99%	19.93%		(8.60)%	11.86%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$122,347		$91,832	$65,615	$61,770		$56,668	$49,511

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.80	%(6)	0.80%	0.80%	0.80%		0.80%	0.85%

Net investment income	1.51	%(6)	1.48%	1.43%	2.25	%(2)	1.81%	1.35%

Portfolio Turnover	66	%(5)	98%	99%	87%		90%	119%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.071 per share for the year ended February 28, 2017. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.74% for the year ended February 28, 2017.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.13%, 0.20%, 0.21%, 0.21%, 0.25% and 0.31% of average daily net assets for the six months ended August 31, 2019, the years ended February 28, 2019, 2018, 2017, the year ended February 29, 2016, and the year ended February 28, 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

August 31, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Focused Value Opportunities Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of August 31, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

13

Eaton Vance

Focused Value Opportunities Fund

August 31, 2019

Notes to Financial Statements (Unaudited) — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to August 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$128,087,056

Gross unrealized appreciation	$8,503,596

Gross unrealized depreciation	(3,200,769)

Net unrealized appreciation	$5,302,827

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended August 31, 2019, the investment adviser and administration fee amounted to $407,187 or 0.75% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

14

Eaton Vance

Focused Value Opportunities Fund

August 31, 2019

Notes to Financial Statements (Unaudited) — continued

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05%, 1.80% and 0.80% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through June 30, 2020. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $72,933 of the Fund’s operating expenses for the six months ended August 31, 2019.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended August 31, 2019, EVM earned $1,482 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $11,534 as its portion of the sales charge on sales of Class A shares for the six months ended August 31, 2019. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended August 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended August 31, 2019 amounted to $10,727 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended August 31, 2019, the Fund paid or accrued to EVD $6,919 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended August 31, 2019 amounted to $2,306 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended August 31, 2019, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $97,797,721 and $72,475,013, respectively, for the six months ended August 31, 2019.

15

Eaton Vance

Focused Value Opportunities Fund

August 31, 2019

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019

Sales	142,246	393,531

Issued to shareholders electing to receive payments of distributions in Fund shares	3,422	69,748

Redemptions	(120,090)	(118,955)

Converted from Class C shares	883	3,437

Net increase	26,461	347,761

Class C	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019

Sales	7,151	71,927

Issued to shareholders electing to receive payments of distributions in Fund shares	674	12,186

Redemptions	(22,872)	(30,900)

Converted to Class A shares	(900)	(3,500)

Net increase (decrease)	(15,947)	49,713

Class I	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019

Sales	2,592,569	2,616,413

Issued to shareholders electing to receive payments of distributions in Fund shares	49,473	669,196

Redemptions	(1,057,803)	(1,177,141)

Net increase	1,584,239	2,108,468

At August 31, 2019, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM and an Eaton Vance collective investment trust owned in the aggregate 54.4% of the value of the outstanding shares of the Fund.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended August 31, 2019.

16

Eaton Vance

Focused Value Opportunities Fund

August 31, 2019

Notes to Financial Statements (Unaudited) — continued

9  Investments in Affiliated Funds

At August 31, 2019, the value of the Fund’s investment in affiliated funds was $943,365, which represents 0.7% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended August 31, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC, 2.20%	$36,809	$21,585,192	$20,678,602	$(9)	$(25)	$943,365	$5,585	943,460

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Communication Services	$13,173,522	$—		$—	$13,173,522

Consumer Discretionary	8,901,099	—		—	8,901,099

Consumer Staples	11,681,298	—		—	11,681,298

Energy	10,444,052	—		—	10,444,052

Financials	28,561,105	—		—	28,561,105

Health Care	16,549,445	3,274,026		—	19,823,471

Industrials	10,649,220	—		—	10,649,220

Information Technology	8,142,868	—		—	8,142,868

Materials	8,405,161	—		—	8,405,161

Real Estate	6,040,921	—		—	6,040,921

Utilities	6,623,801	—		—	6,623,801

Total Common Stocks	$129,172,492	$3,274,026	*	$—	$132,446,518

Short-Term Investments	$—	$943,365		$—	$943,365

Total Investments	$129,172,492	$4,217,391		$—	$133,389,883

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

17

Eaton Vance

Focused Value Opportunities Fund

August 31, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

18

Eaton Vance

Focused Value Opportunities Fund

August 31, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Focused Value Opportunities Fund (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

19

Eaton Vance

Focused Value Opportunities Fund

August 31, 2019

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three- and five-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s custom peer group and consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

20

Eaton Vance

Focused Value Opportunities Fund

August 31, 2019

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

21

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

22

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7780    8.31.19

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 25, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 25, 2019